Jun. 24, 2025
Lazard Emerging Markets Opportunities ETF

The following replaces in its entirety the last paragraph of the section entitled “Principal Investment Strategies” in the Portfolio’s summary prospectus, as well as the last paragraph of the section entitled “Summary Section—Lazard Emerging Markets Opportunities ETF—Principal Investment Strategies” and the fourth paragraph of the section entitled “Lazard ETFs Investment Strategies and Investment Risks—Investment Strategies—Lazard Emerging Markets Opportunities ETF” in the Portfolio’s prospectus:

The Portfolio is classified as a “diversified” investment company under the Investment Company Act of 1940, as amended.

LAZARD ACTIVE ETF TRUST Lazard Emerging Markets Opportunities ETF Supplement to Current Summary Prospectus and Prospectus Please retain this supplement for future reference.